Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in shares)	30,000,000	30,000,000
Preferred Stock, Shares Outstanding (in shares)	0	0
Preferred Stock, Shares Issued (in shares)	0	0
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	1,000,000,000	1,000,000,000
Common Stock, Shares, Issued (in shares)	6,170,479	5,674,520
Common Stock, Shares, Outstanding (in shares)	6,170,479	5,674,520